LEASES (Details)	Mar. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 136,543
2022	153,432
2023	158,028
2024	40,692
Less: Imputed interest	(78,548)
Less: Lease incentive	(139,197)
Present value of lease liabilities	$ 270,950